                          Domini Social Investments LLC
                             536 Broadway, 7th Floor
                            New York, New York 10012

November 30, 2005

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

         Re: Domini Advisor Trust
             File Nos. 333-119693 and 811-21653

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Domini
Advisor Trust, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon effectiveness of
Post-Effective Amendment No. 4 to the Trust's Registration Statement on Form
N-1A would not have differed from those contained in the Amendment. The
Amendment, which was filed via the EDGAR system on November 22, 2005, is the most recent amendment to the Trust's registration statement.

Please call the undersigned at (212) 217-1114 with any questions relating to the filing.

Sincerely,

/s/ Megan L. Dunphy

Megan L. Dunphy
Mutual Fund Counsel